Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Federal Funds Purchased and Other Short-term Borrowings
Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2021		At December 31, 2020
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$—	$—	$—
Maximum indebtedness during the year	50,000	—	50,000	102,700
Average balance during the year	137	—	228	8,151
Average rate paid during the year	0.73%	—	0.35%	1.64%
Interest rate on year end balance	—	—	—	—

	At December 31, 2019
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$101,500
Maximum indebtedness during the year	20,000	192,700
Average balance during the year	137	112,088
Average rate paid during the year	2.19%	2.32%
Interest rate on year end balance	—	1.63%